Subsequent event	12 Months Ended
Dec. 31, 2015
Subsequent event
Subsequent event

19 – Subsequent event

Shelf prospectus and registration statement

On January 5, 2016, the Company filed a new shelf prospectus with the Canadian securities regulators and a registration statement with the United States Securities and Exchange Commission (SEC), pursuant to which CN may issue up to $6.0 billion of debt securities in the Canadian and U.S. markets over the next 25 months. This shelf prospectus and registration statement replaces CN’s previous shelf prospectus and registration statement that was filed on December 3, 2013. Access to capital markets under the shelf prospectus and registration statement is dependent on market conditions.